CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Balances at Jan. 02, 2015	$ 76,000	$ 35,436,000	$ (5,099,000)	$ 30,413,000
Balances (in shares) at Jan. 02, 2015	7,635,000
Increase (Decrease) in Stockholders' Equity
Shares of common stock issued in connection with employee stock purchase plan		170,000		170,000
Shares of common stock issued in connection with employee stock purchase plan (in shares)	15,000
Shares of common stock issued in connection with incentive stock plan	$ 1,000	511,000		512,000
Shares of common stock issued in connection with incentive stock plan (in shares)	131,000
Stock issued to acquire business	$ 2,000	1,483,000		1,485,000
Stock issued to acquire business (in shares)	123,000
Stock-based compensation expense		777,000		777,000
Net income			4,259,000	4,259,000
Balances at Jan. 01, 2016	$ 79,000	38,377,000	(840,000)	37,616,000
Balances (in shares) at Jan. 01, 2016	7,904,000
Increase (Decrease) in Stockholders' Equity
Shares of common stock issued in connection with employee stock purchase plan		209,000		209,000
Shares of common stock issued in connection with employee stock purchase plan (in shares)	24,000
Shares of common stock issued in connection with incentive stock plan	$ 2,000	325,000		327,000
Shares of common stock issued in connection with incentive stock plan (in shares)	164,000
Stock issued to acquire business	$ 2,000	2,226,000		2,228,000
Stock issued to acquire business (in shares)	256,000
Stock-based compensation expense		1,239,000		1,239,000
Net income			8,299,000	8,299,000
Balances at Dec. 30, 2016	$ 83,000	42,376,000	7,459,000	$ 49,918,000
Balances (in shares) at Dec. 30, 2016	8,348,000			8,348,000
Increase (Decrease) in Stockholders' Equity
Shares of common stock issued in connection with employee stock purchase plan	$ 1,000	829,000		$ 830,000
Shares of common stock issued in connection with employee stock purchase plan (in shares)	62,000
Shares of common stock issued in connection with incentive stock plan	$ 3,000	1,898,000		1,901,000
Shares of common stock issued in connection with incentive stock plan (in shares)	298,000
Stock issued to acquire business	$ 1,000	3,099,000		3,100,000
Stock issued to acquire business (in shares)	91,000
Stock-based compensation expense		2,774,000		2,774,000
Net income			12,129,000	12,129,000
Balances at Dec. 29, 2017	$ 88,000	$ 50,976,000	$ 19,588,000	$ 70,652,000
Balances (in shares) at Dec. 29, 2017	8,799,000			8,799,000